DEFERRED REVENUE	12 Months Ended
Jun. 30, 2020
DEFERRED REVENUE [Abstract]
DEFERRED REVENUE
11.	DEFERRED REVENUE

	June 30, 2020	June 30, 2019
	(US$’000)

Deferred revenue	3,904	5,141
Less: current portion of deferred revenue	(3,470)	(4,388)
	434	753